Operating Segment Information and Concentrations of Risk - Summary of Gross Sales by Major Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Sales Revenue, Net | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Gross sales percentage (as percent)	36.00%	22.00%	21.00%
Customer A | Accounts Receivable | Customer Concentration Risk
Segment Reporting Information [Line Items]
Gross sales percentage (as percent)	8.50%	9.00%
Customer A | North America Fiber Cement | Sales Revenue, Net | Customer Concentration Risk
Segment Reporting Information [Line Items]
Net sales	$ 260.5	$ 246.9	$ 226.0
Gross sales percentage (as percent)	10.40%	12.00%	10.30%